Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments for purchase of property, plant and equipment	$ 3.0	$ 8.0
Commitments on investments	$ 2.6	$ 3.4